UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Philadelphia Financial Management of San Francisco, LLC
Address: 450 Sansome Street, Suite 1500
         San Francisco, CA  94111

13F File Number:  028-11642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rachael Clarke
Title:     Chief Compliance Officer
Phone:     415-352-4463

Signature, Place, and Date of Signing:

 /s/   Rachael Clarke     San Francisco, CA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $266,066 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-                          Boathouse Row I, LP
2    028-                          Boathouse Row II, LP
3    028-                          Boathouse Row Offshore, Ltd
4    028-                          Boathouse Row Offshore Regatta Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    12760   294972 SH       DEFINED 1  2  3  4     294972        0        0
AMERICAN EQTY INVT LIFE HLD    COM              025676206    10573  1016603 SH       DEFINED 1  2  3  4    1016603        0        0
ASSURED GUARANTY LTD           COM              G0585R106    21732  1653877 SH       DEFINED 1  2  3  4    1653877        0        0
CAPITAL ONE FINL CORP          COM              14040H105    16460   389206 SH       DEFINED 1  2  3  4     389206        0        0
CATHAY GENERAL BANCORP         COM              149150104     6861   459560 SH       DEFINED 1  2  3  4     459560        0        0
CME GROUP INC                  COM              12572Q105    10403    42694 SH       DEFINED 1  2  3  4      42694        0        0
CNA FINL CORP                  COM              126117100     4100   153265 SH       DEFINED 1  2  3  4     153265        0        0
FEDERAL AGRIC MTG CORP         CL C             313148306     8569   475543 SH       DEFINED 1  2  3        475543        0        0
FORTEGRA FINL CORP             COM              34954W104     7413  1109743 SH       DEFINED 1  2  3       1109743        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     9753   107851 SH       DEFINED 1  2  3  4     107851        0        0
HANOVER INS GROUP INC          COM              410867105    10804   309121 SH       DEFINED 1  2  3  4     309121        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104     8316   511773 SH       DEFINED 1  2  3  4     511773        0        0
HUDSON CITY BANCORP            COM              443683107     8044  1287068 SH       DEFINED 1  2  3  4    1287068        0        0
INTERACTIVE BROKERS GROUP IN   COM              45841N107     9300   622504 SH       DEFINED 1  2  3  4     622504        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106    11736   992868 SH       DEFINED 1  2  3  4     992868        0        0
MANNING & NAPIER INC           CL A             56382Q102     7056   564916 SH       DEFINED 1  2  3        564916        0        0
META FINL GROUP INC            COM              59100U108     4691   281723 SH       DEFINED 1  2  3        281723        0        0
METROCORP BANCSHARES INC       COM              591650106     5875   925189 SH       DEFINED 1  2  3        925189        0        0
MITEK SYS INC                  COM NEW          606710200     1537   212000 SH       DEFINED 1  2  3        212000        0        0
MORGAN STANLEY                 COM NEW          617446448     9567   632346 SH       DEFINED 1  2  3  4     632346        0        0
NASDAQ OMX GROUP INC           COM              631103108     9614   392236 SH       DEFINED 1  2  3  4     392236        0        0
NELNET INC                     CL A             64031N108    22330   912534 SH       DEFINED 1  2  3  4     912534        0        0
PIPER JAFFRAY COS              COM              724078100     9114   451169 SH       DEFINED 1  2  3        451169        0        0
SEABRIGHT HOLDINGS INC         COM              811656107     7493   979510 SH       DEFINED 1  2  3        979510        0        0
SEACUBE CONTAINER LEASING LT   SHS              G79978105    12531   846107 SH       DEFINED 1  2  3        846107        0        0
SLM CORP                       COM              78442P106     5993   447231 SH       DEFINED 1  2  3  4     447231        0        0
WELLPOINT INC                  COM              94973V107     6235    94110 SH       DEFINED 1  2  3  4      94110        0        0
WELLS FARGO & CO NEW           COM              949746101     7206   261467 SH       DEFINED 1  2  3  4     261467        0        0